Employee Benefits - Expected Cash Flows (Detail) - Total € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Expected contributions to
Defined benefit plan assets	€ 95
BVV	60
Other defined contribution plans	280
Expected benefit payments for unfunded defined benefit plans	20
Expected total cash flow related to post-employment benefits	€ 455